Financial instruments and risk management - Significant financial instruments measured at fair value (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 1,151	R 1,233	R 855	R 224
Financial liabilities measured at fair value	0	1,570	0	R 0
Level 1 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	855	0	0
Level 1 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 2 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	3,810	0
Level 2 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	282	140	0
Level 2 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	208	33	0
Level 2 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	1,570	0
Environmental rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Environmental rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,750	3,212	2,801
Environmental rehabilitation obligation funds | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	965	3,407	3,564
Trade receivables — PGM concentrate sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	356	108	0
Trade receivables — Zinc provisional price sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,517	1,241	1,975
Other investments | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	504	411	345
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,151	1,233	855
Palladium hedge contract | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Palladium hedge contract | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	50
Palladium hedge contract | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 0	R 0	R 0